Events after the reporting period - Additional Information (Detail) - € / shares	Jun. 30, 2026	May 08, 2026	Dec. 31, 2025	Jul. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid	70,204,506		65,210,590
Par value per share	€ 0.12
Ordinary Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid	70,204,506		65,210,590
Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid		581,199
Par value per share		€ 0.12		€ 0.12
Morgan Stanley & Co. LLC and Leerink Partners LLC [member] | Ordinary Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid		4,455,863		9,562,500
Morgan Stanley & Co. LLC and Leerink Partners LLC [member] | Pre-funded warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid				500,000